                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Whitney Holdings LLC
         ---------------------------------------
Address:             177 Broad Street
         ---------------------------------------
                     Stamford, CT 06901
         ---------------------------------------

13F File Number:    28-05743
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Daniel J. O'Brien
         ---------------------------------------
Title:               Managing Member
         ---------------------------------------
Phone:               203-973-1440
         ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel J. O'Brien                   Stamford, CT        February 7, 2006
-------------------------------       -----------------  -------------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   27
                                        --------------------

Form 13F Information Table Value Total:             $692,766(thousands)
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

                              13F INFORMATION TABLE
                                December 31, 2005

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5               COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SHARES OR        PUT/                           VOTING AUTHORITY
                                  TITLE OF               VALUE   ---------        ----  INVESTMENT    OTHER   ----------------------
NAME OF ISSUER                     CLASS       CUSIP    (x$1000)  PRN AMT  SH/PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                        COM     004398103      384     29,800   SH       SHARED DEFINED   NONE       29,800
AMERICA SVC GROUP, INC               COM     02364L109      832     52,500   SH       SHARED DEFINED   NONE       52,500
AMERIGROUP CORP                      COM     03073T102      776     39,900   SH       SHARED DEFINED   NONE       39,900
ARRIS GROUP INC                      COM     04269Q100    1,278    135,000   SH       SHARED-DEFINED   NONE      135,000
CF INDUSTRIES HOLDINGS INC           COM     125269100      153     10,000   SH       SHARED DEFINED   NONE       10,000
DOLLAR FINANCIAL CORP                COM     256664103    1,071     89,305   SH       SHARED DEFINED   NONE       89,305
FIRST CONSULTING GROUP INC           COM     31986R103    1,318    224,491   SH       SHARED DEFINED   NONE      224,491
HERBALIFE LTD                    COM USD SHS G4412G101  577,721 17,765,111   SH       SHARED-DEFINED   NONE   17,765,111
HORNBECK OFFSHORE SERVICES           COM     440543106      899     27,500   SH       SHARED DEFINED   NONE       27,500
HYPERCOM CORP                        COM     44913M105    1,051    164,500   SH       SHARED-DEFINED   NONE      164,500
INFO CROSSING INC                    COM     45664X109      392     45,566   SH       SHARED DEFINED   NONE       45,566
KNOLOGY, INC.                        COM     499183804    6,087  1,585,122   SH       SHARED-DEFINED   NONE    1,585,122
LAWSON SOFTWARE INC                  COM     520780107      816    111,000   SH       SHARED DEFINED   NONE      111,000
MEDIWARE INFORMATION SYSTEMS INC     COM     584946107       44      3,617   SH       SHARED DEFINED   NONE        3,617
MOBIOS MGMT SYS INC                  COM     606925105      457     67,974   SH       SHARED DEFINED   NONE       67,974
MOTHERS WORK INC                     COM     619903107    1,120     87,647   SH       SHARED DEFINED   NONE       87,647
OPEN TEXT CORP                       COM     688715106      684     48,500   SH       SHARED DEFINED   NONE       48,500
OPINION RESEARCH CORP                COM     683755102       46      8,100   SH       SHARED DEFINED   NONE        8,100
ORBITAL SCIENCES CORP                COM     685564106      170     13,275   SH       SHARED-DEFINED   NONE       13,275
PETCO ANIMAL SUPPLIES              COM NEW   716016209      773     35,200   SH       SHARED DEFINED   NONE       35,200
POMEROY IT SOLUTIONS INC             COM     731822102    1,082    129,558   SH       SHARED DEFINED   NONE      129,558
RBC BEARINGS INC                     COM     75524B104   91,608  5,637,412   SH       SHARED DEFINED   NONE    5,637,412
STONEPATH GROUP INC                  COM     861837102      128    178,200   SH       SHARED DEFINED   NONE      178,200
SUNOPTA INC                          COM     8676EP108      789    150,000   SH       SHARED DEFINED   NONE      150,000
TBS INTERNATIONAL LTD              COM CLA   G86975151      387     58,291   SH       SHARED DEFINED   NONE       58,291
TENNECO AUTOMOTIVE, INC              COM     880349105    1,834     93,500   SH       SHARED DEFINED   NONE       93,500
WORLD AIR HOLDINGS, INC              COM     98142V104      866     90,000   SH       SHARED DEFINED   NONE       90,000